UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      McAdams Wright Ragen, Inc.

Address:   925 Fourth Avenue, Suite 3900
           Seattle, WA  98104


Form 13F File Number: 028-13472


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michelle E. Heyne
Title:  Chief Compliance Officer
Phone:  206-664-8865

Signature,  Place,  and  Date  of  Signing:

/s/ Michelle H. Heyne              Seattle, WA                        8/3/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

29-06910         Ken Roberts Investment Management Inc.
---------------  ---------------------------------------------------------------
28-13411         Envestnet Asset Management Inc.
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             115

Form 13F Information Table Value Total:  $       98,055
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ------
3M COMPANY                     COM            88579Y101     1140    14437          SOLE                   0      0  14437
ABB LTD SPONSORED ADR          COM            375204         433    25040          SOLE                   0      0  25040
ABBOTT LABORATORIES            COM            2824100        290     6192          SOLE                   0      0   6192
ABERDEEN ASIA PAC INC FUND     COM            3009107        811   134027          SOLE                   0      0 134027
ALEXANDER & BALDWIN INC        COM            14482103       223     7475          SOLE                   0      0   7475
ALLIANCE BERNSTEIN INCOME FUND COM            1.88E+104      393    48300          SOLE                   0      0  48300
AMAZON.COM INC                 COM            23135106       597     5465          SOLE                   0      0   5465
AMERICAN WATER WORKS CO INC    COM            30420103       398    19300          SOLE                   0      0  19300
AMGEN INC                      COM            31162100       716    13611          SOLE                   0      0  13611
ANTARES PHARMA INC             COM            36642106       218   124000          SOLE                   0      0 124000
APPLE INC                      COM            37833100      1265     5029          SOLE                   0      0   5029
BARRICK GOLD CORP COM          COM            67901108       289     6366          SOLE                   0      0   6366
BERKSHIRE HATHAWAY INC CL B    COM            84670702       510     6400          SOLE                   0      0   6400
BOEING CO                      COM            97023105       308     4913          SOLE                   0      0   4913
BOSTON SCIENTIFIC CORP         COM            101137107      159    27373          SOLE                   0      0  27373
BRISTOL MYERS SQUIBB           COM            110122108      216     8650          SOLE                   0      0   8650
CAMPBELL SOUP CO               COM            134429109     1624    45313          SOLE                   0      0  45313
CANADIAN PAC RAILWAYS LTD      COM            13645T100      442     8250          SOLE                   0      0   8250
CHEVRON CORP NEW               COM            166764100     1236    18218          SOLE                   0      0  18218
CISCO SYS INC                  COM            17275R102      250    11735          SOLE                   0      0  11735
CITIGROUP INC                  COM            172967101      142    37740          SOLE                   0      0  37740
COMCAST CORP NEW CL A          COM            20030N101     1565    90074          SOLE                   0      0  90074
CONCUR TECHNOLOGIES INC        COM            206708109     1088    25497          SOLE                   0      0  25497
CONOCOPHILLIPS                 COM            20825C104      676    13777          SOLE                   0      0  13777
CORNING INC                    COM            219350105      358    22150          SOLE                   0      0  22150
COSTCO WHOLESALE CORP          COM            22160K105      899    16390          SOLE                   0      0  16390
CRAY INC COM NEW               COM            225223304      167    29900          SOLE                   0      0  29900
DAIMLER AG ORD NPV(REGD)ISIN#  COM            D1668R123      738    14600          SOLE                   0      0  14600
DOLLAR TREE INC                COM            256746108     1237    29715          SOLE                   0      0  29715
DU PONT EI DE NEMOURS & CO     COM            263534109      253     7300          SOLE                   0      0   7300
ELECTRONIC ARTS                COM            285512109     1301    90342          SOLE                   0      0  90342
ENERGIZER HLDGS INC COM        COM            29266R108      363     7210          SOLE                   0      0   7210
EXELON CORP                    COM            30161N101     1374    36195          SOLE                   0      0  36195
EXPEDITORS INTL WASH INC       COM            302130109     1677    48592          SOLE                   0      0  48592
EXXON MOBIL CORP               COM            30231G102     1174    20577          SOLE                   0      0  20577
FEDERATED INVESTORS INC CL B   COM            314211103     1277    61653          SOLE                   0      0  61653
FIRST FINANCIAL NORTHWEST INC  COM            32022K102       51    13000          SOLE                   0      0  13000
FLOW INTL CORP                 COM            343468104       76    32257          SOLE                   0      0  32257
FORD MTR CO DEL                COM            345370860      106    10500          SOLE                   0      0  10500
FORWARD AIR CORP               COM            349853101      740    27140          SOLE                   0      0  27140
GENERAL ELECTRIC CO            COM            369604103     1052    72930          SOLE                   0      0  72930
GILEAD SCIENCES INC            COM            375558103      359    10480          SOLE                   0      0  10480
GLAXOSMITHKLINE PLC SPON ADR   COM            37733W105      805    23675          SOLE                   0      0  23675
HOME DEPOT INC                 COM            437076102     1100    39203          SOLE                   0      0  39203
INTEL CORP                     COM            458140100     2769   142345          SOLE                   0      0 142345
INTL BUSINESS MACHINES         COM            459200101      289     2341          SOLE                   0      0   2341
INTL RECTIFIER CORP            COM            460254105      241    12975          SOLE                   0      0  12975
ISHARES TR DOW JONES SELECTDIV COM            464287168      216     5085          SOLE                   0      0   5085
ITT CORP COM                   COM            450911102     1166    25950          SOLE                   0      0  25950
JOHNSON & JOHNSON              COM            478160104     2374    40192          SOLE                   0      0  40192
KIMBERLY CLARK CORP            COM            494368103     3462    57107          SOLE                   0      0  57107
KOREA ELECTRIC POWER CORPSPON  COM            500631106      416    32260          SOLE                   0      0  32260
KRAFT FOODS INC CL A           COM            50075N104     1041    37180          SOLE                   0      0  37180
LML PAYMENT SYSTEMS INC        COM            50208P109       27    13500          SOLE                   0      0  13500
LILLY ELI & CO                 COM            532457108      641    19138          SOLE                   0      0  19138
M&T BANK CORP                  COM            55261F104     1432    16860          SOLE                   0      0  16860
MASTERCARD INC CL A            COM            57636Q104      951     4766          SOLE                   0      0   4766
MEDTRONIC CORP                 COM            585055106      522    14400          SOLE                   0      0  14400
MERCK & CO INC NEW             COM            58933Y105      387    11073          SOLE                   0      0  11073
MICRON TECHNOLOGY              COM            595112103      308    36225          SOLE                   0      0  36225

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ------
MICROSOFT CORP                 COM            594918104     4425   192314          SOLE                   0      0 192314
MORGAN STANLEY ASIA PACIFIC FD COM            61744U106      717    52817          SOLE                   0      0  52817
MURPHY OIL CORP                COM            626717102      924    18649          SOLE                   0      0  18649
NEW YORKCOMMUNITY BANCORP      COM            649445103      628    41150          SOLE                   0      0  41150
NEWELL RUBBERMAID INC          COM            651229106      755    51600          SOLE                   0      0  51600
NEWMONT MNG CORP HLDG          COM            651639106      512     8290          SOLE                   0      0   8290
NORDSTROM INC                  COM            655664100      202     6267          SOLE                   0      0   6267
NUVEEN MUN VALUE FD            COM            670928100      142    14400          SOLE                   0      0  14400
NUVEEN PREM INCOME MUNFD 4 INC COM            6706K4105      137    10477          SOLE                   0      0  10477
PACCAR INC                     COM            693718108     1018    25538          SOLE                   0      0  25538
PAYCHEX INC                    COM            704326107      283    10900          SOLE                   0      0  10900
PEPSICO INC                    COM            713448108     3145    51599          SOLE                   0      0  51599
PFIZER INC                     COM            717081103     2088   146431          SOLE                   0      0 146431
PIMCO INCOME STRATEGYFD II     COM            72201J104      142    14299          SOLE                   0      0  14299
PLUM CREEK TIMBER CO INC       COM            729251108      586    16963          SOLE                   0      0  16963
PNM RESOURCES INC              COM            69349H107      964    86230          SOLE                   0      0  86230
PORTLAND GEN ELEC CO COM NEW   COM            736508847      225    12250          SOLE                   0      0  12250
POTLATCH CORP NEW COM          COM            737630103      976    27328          SOLE                   0      0  27328
QUALCOMM INC                   COM            747525103     2793    85061          SOLE                   0      0  85061
RAYONIER INC                   COM            754907103      423     9600          SOLE                   0      0   9600
ROYAL DUTCH SHELL PLC SPON ADR COM            780259107     1478    30611          SOLE                   0      0  30611
SAFEWAY INC                    COM            786514208      719    36565          SOLE                   0      0  36565
SAN JUAN BASIN RTY TRUST       COM            798241105      258    10565          SOLE                   0      0  10565
SARA LEE CORP                  COM            803111103      934    66250          SOLE                   0      0  66250
SEMPRA ENERGY                  COM            816851109     1456    31110          SOLE                   0      0  31110
SMUCKER JM CO NEW              COM            832696405      595     9875          SOLE                   0      0   9875
SOUTHERN CO                    COM            842587107      819    24600          SOLE                   0      0  24600
SPDR GOLD TR GOLD SHS          COM            78463V107      223     1835          SOLE                   0      0   1835
SPRINT NEXTEL CORP             COM            852061100      409    96451          SOLE                   0      0  96451
ST JUDE MEDICAL INC            COM            790849103     1323    36660          SOLE                   0      0  36660
STARBUCKS CORP                 COM            855244109      829    34100          SOLE                   0      0  34100
SWISS HELVETIA FUND INC        COM            870875101      313    29332          SOLE                   0      0  29332
SYSCO CORP                     COM            871829107     1232    43136          SOLE                   0      0  43136
TALBOTS INC                    COM            874161102      134    13000          SOLE                   0      0  13000
TARGET CORP                    COM            8.76E+110      587    11936          SOLE                   0      0  11936
TEMPLETON GLOBAL INCOME FD INC COM            880198106      122    12627          SOLE                   0      0  12627
TEVA PHARMACEUTICAL INDS LTD A COM            881624209      658    12650          SOLE                   0      0  12650
THERMO FISHER SCIENTIFIC INC   COM            883556102      396     8065          SOLE                   0      0   8065
TRIQUINT SEMICONDUCTORINC      COM            89674K103      114    18675          SOLE                   0      0  18675
UNITED PARCEL SVC INC CL B     COM            911312106      339     5967          SOLE                   0      0   5967
US BANCORP DEL                 COM            902973304      717    32093          SOLE                   0      0  32093
VERIZON COMMUNICATIONS         COM            92343V104     3032   108214          SOLE                   0      0 108214
WAL-MART STORES INC            COM            931142103      474     9856          SOLE                   0      0   9856
WASHINGTON FEDERAL INC         COM            938824109     2933   181285          SOLE                   0      0 181285
WEYERHAUSER CO                 COM            962166104     1175    33386          SOLE                   0      0  33386
WHIRLPOOL CORP                 COM            963320106      970    11050          SOLE                   0      0  11050
WILEY JOHN & SONS INC CL A     COM            968223206      317     8200          SOLE                   0      0   8200
YAHOO INC                      COM            984332106     1902   137436          SOLE                   0      0 137436
ZYMOGENETICS INC               COM            98985T109      325    76925          SOLE                   0      0  76925
XCEL ENERGY INC PFD$4.08       PFD            98389B308      474     6300          SOLE                   0      0   6300
BUCKEYE PARTNERS L P LTD       LP             118230101      221     3750          SOLE                   0      0   3750
EL PASO PIPELINE PARTNERS      LP             283702108     1005    35060          SOLE                   0      0  35060
ENBRIDGE ENERGY PARTNERS       LP             29250R106      783    14940          SOLE                   0      0  14940
ENTERPRISE PRODS PPTNS         LP             293792107     2187    61823          SOLE                   0      0  61823
PENN VA RESOURCE PARTNERS      LP             707884102     1179    56400          SOLE                   0      0  56400